Revenue - Schedule of Reconciliation of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Assets
Contract Assets
Beginning balance asset	$ 90,014	$ 46,049
Contract asset additions	153,918	133,756
Amounts transferred to trade receivables	(58,878)	(88,564)
Foreign currency adjustment	2,320	(1,227)
Ending balance asset	187,374	90,014
Contract Liabilities
Foreign currency adjustment	2,320	(1,227)
Contract Liabilities
Contract Assets
Foreign currency adjustment	8,426	(4,213)
Contract Liabilities
Beginning balance liabilities	96,701	132,444
Derecognition of contract liability	(4,157)	(331)
Customer prepayments	42,067	51,255
Revenue recognized	(107,173)	(82,454)
Foreign currency adjustment	8,426	(4,213)
Ending balance liabilities	$ 35,864	$ 96,701